Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Revenue	$ 1,710,970,706	$ 2,466,504,041	$ 2,207,966,313
Real estate lease income (loss)	34,792,485	16,128,771
Total revenue	1,745,763,191	2,482,632,812	2,217,551,285
Cost of real estate lease income	(36,122,097)	(12,757,251)	(9,348,616)
Total cost of revenue	(1,453,296,443)	(1,922,323,191)	(1,602,072,983)
Gross profit	292,466,748	560,309,621	615,478,302
Operating expenses	(227,463,083)	(250,447,619)
Gain on disposal of property held for lease	82,805,785
Operating income	147,809,450	309,862,002	375,430,481
Interest income	33,405,610	51,493,595	31,225,694
Interest expense	(129,487,405)	(113,775,360)	(99,245,696)
Net realized gain on short-term investments	5,052,944	3,075,014
Share of (loss)/gain in equity investee	17,028,301	(5,416,471)	(9,374,451)
Net loss on debt extinguishment	(1,843,306)	(8,580,510)	(21,443,949)
Exchange loss	(3,093,907)	(7,376,009)	(25,677,654)
Unrealized income on short-term investments	0	(1,623,814)
Other income/ (loss)	(1,296,377)	5,848,727	1,741,732
Income from operations before income taxes	67,575,310	233,507,174	250,399,267
Income tax benefit/(expense)	(135,059,190)	(150,478,372)	(144,447,247)
Net income /(loss)	(67,483,880)	83,028,802	105,952,020
Depreciation and amortization	17,503,373	17,584,443	15,132,875
Capital expenditure	9,770,352	11,645,673
Real estate properties development completed	439,204,753	458,204,518
Real estate properties under development	3,010,624,339	3,254,387,749
Real estate properties development completed and under development	3,449,829,092	3,712,592,267
Real estate properties held for lease	483,108,207	515,868,908
Total long-lived assets	2,068,413,442	1,776,601,324
Total assets	7,669,323,576	7,421,664,433
Real Estate Sales [Member]
Segment Reporting Information
Revenue	1,604,891,939	2,387,031,568	2,139,370,792
Cost of revenue	(1,351,980,826)	(1,851,819,293)	(1,543,974,061)
Real estate management services income [Member]
Segment Reporting Information
Revenue	91,208,307	67,488,169	63,447,420
Cost of revenue	(55,437,978)	(40,889,231)	(44,619,783)
Other revenue [Member]
Segment Reporting Information
Revenue	14,870,460	11,984,304	5,148,101
Cost of revenue	(9,755,542)	(16,857,416)	$ (4,130,523)
Henan [Member]
Segment Reporting Information
Real estate lease income (loss)	26,054,475	6,630,994
Total revenue	798,970,895	1,396,894,717
Cost of real estate lease income	(27,204,779)	(2,348,963)
Total cost of revenue	(674,627,764)	(1,091,986,990)
Gross profit	124,343,131	304,907,727
Operating expenses	(59,958,497)	(70,839,873)
Gain on disposal of property held for lease	82,805,785
Operating income	147,190,419	234,067,854
Interest income	23,921,003	42,379,712
Interest expense	(14,568,255)	(14,805,529)
Net realized gain on short-term investments	183,450	183,450
Share of (loss)/gain in equity investee	(3,539,268)	(1,370,440)
Net loss on debt extinguishment	0	(8,044,499)
Exchange loss	1,987,139	12,524,863
Unrealized income on short-term investments	0	0
Other income/ (loss)	(4,041,056)	4,536,260
Income from operations before income taxes	151,133,432	269,471,671
Income tax benefit/(expense)	(36,907,073)	(69,803,421)
Net income /(loss)	114,226,359	199,668,250
Depreciation and amortization	5,814,086	5,553,392
Capital expenditure	8,655,565	6,263,956
Real estate properties development completed		133,572,883
Real estate properties under development		886,160,682
Real estate properties development completed and under development	897,218,594
Real estate properties held for lease	74,613,257	109,809,942
Total long-lived assets	526,045,585	524,367,010
Total assets	2,838,641,480	2,882,024,764
Henan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	766,314,384	1,382,533,759
Cost of revenue	(639,601,377)	(1,082,472,232)
Henan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	7,606,378	7,578,862
Cost of revenue	(6,675,680)	(4,716,112)
Henan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	(1,004,342)	151,102
Cost of revenue	(1,145,928)	(2,449,683)
Shandong [Member]
Segment Reporting Information
Real estate lease income (loss)	(965,131)	321,819
Total revenue	284,868,795	276,142,822
Cost of real estate lease income	(292,726)	(561,264)
Total cost of revenue	(260,983,485)	(222,754,891)
Gross profit	23,885,310	53,387,931
Operating expenses	(15,211,169)	(14,770,303)
Gain on disposal of property held for lease	0
Operating income	8,674,141	38,617,628
Interest income	1,919,529	436,165
Interest expense	(3,043,955)	(3,061,587)
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	11,483,448	(922,281)
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	90,325	866
Income from operations before income taxes	19,123,488	35,070,791
Income tax benefit/(expense)	(12,299,796)	(23,020,472)
Net income /(loss)	6,823,692	12,050,319
Depreciation and amortization	887,005	433,948
Capital expenditure	0	64,816
Real estate properties development completed		34,351,045
Real estate properties under development		359,079,121
Real estate properties development completed and under development	240,527,766
Real estate properties held for lease	7,126,028	6,954,550
Total long-lived assets	553,491,246	509,819,916
Total assets	602,982,670	573,869,426
Shandong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	285,706,736	275,120,959
Cost of revenue	(260,651,654)	(220,925,677)
Shandong [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Shandong [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	127,190	700,044
Cost of revenue	(39,105)	(1,267,950)
Sichuan [Member]
Segment Reporting Information
Real estate lease income (loss)	379,175	728,016
Total revenue	223,850,183	86,980,800
Cost of real estate lease income	(606,323)	(799,359)
Total cost of revenue	(215,254,411)	(82,568,113)
Gross profit	8,595,772	4,412,687
Operating expenses	(7,677,029)	(8,011,273)
Gain on disposal of property held for lease	0
Operating income	918,743	(3,598,586)
Interest income	1,288,256	493,469
Interest expense	(18,381,805)	0
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	0	0
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	(8,773)	246,927
Income from operations before income taxes	(16,183,579)	(2,858,190)
Income tax benefit/(expense)	2,875,576	(2,864,732)
Net income /(loss)	(13,308,003)	(5,722,922)
Depreciation and amortization	631,421	635,494
Capital expenditure	5,106	26,254
Real estate properties development completed		64,327,235
Real estate properties under development		619,020,458
Real estate properties development completed and under development	547,932,945
Real estate properties held for lease	36,262,110	34,515,933
Total long-lived assets	46,741,993	44,244,900
Total assets	734,426,656	897,210,854
Sichuan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	222,959,432	85,189,227
Cost of revenue	(214,523,020)	(81,765,082)
Sichuan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	(13,189)	0
Sichuan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	511,576	1,063,557
Cost of revenue	(111,879)	(3,672)
Beijing [Member]
Segment Reporting Information
Real estate lease income (loss)	695,548	657,451
Total revenue	65,241,428	130,467,541
Cost of real estate lease income	(805,353)	(481,276)
Total cost of revenue	(47,092,590)	(98,125,392)
Gross profit	18,148,838	32,342,149
Operating expenses	(73,902,008)	(73,333,124)
Gain on disposal of property held for lease	0
Operating income	(55,753,170)	(40,990,975)
Interest income	103,788	2,241,516
Interest expense	(3,659,832)	(7,385,692)
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	0	0
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	684,530	909,298
Income from operations before income taxes	(58,624,684)	(45,225,853)
Income tax benefit/(expense)	(8,431,043)	(9,456,395)
Net income /(loss)	(67,055,727)	(54,682,248)
Depreciation and amortization	5,832,130	2,732,083
Capital expenditure	716,935	1,142,809
Real estate properties development completed		60,683,848
Real estate properties under development		266,984,229
Real estate properties development completed and under development	378,408,484
Real estate properties held for lease	8,438,206	7,520,601
Total long-lived assets	50,734,107	61,281,191
Total assets	473,659,055	470,434,500
Beijing [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	62,401,289	126,540,125
Cost of revenue	(45,575,813)	(92,849,397)
Beijing [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Beijing [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	2,144,591	3,269,965
Cost of revenue	(711,424)	(4,794,719)
Hainan [Member]
Segment Reporting Information
Real estate lease income (loss)	0	0
Total revenue	10,092,232	43,820,016
Cost of real estate lease income	(44,900)	0
Total cost of revenue	(5,548,700)	(31,766,627)
Gross profit	4,543,532	12,053,389
Operating expenses	(1,355,382)	(2,514,263)
Gain on disposal of property held for lease	0
Operating income	3,188,150	9,539,126
Interest income	4,817	3,208
Interest expense	0	(11,507)
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	0	0
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	43,136	156,235
Income from operations before income taxes	3,236,103	9,687,062
Income tax benefit/(expense)	(4,482,485)	(4,643,587)
Net income /(loss)	(1,246,382)	5,043,475
Depreciation and amortization	56,888	29,414
Capital expenditure	0	3,712
Real estate properties development completed		6,627,299
Real estate properties under development		0
Real estate properties development completed and under development	2,162,115
Real estate properties held for lease	0	888,150
Total long-lived assets	5,863,831	6,664,536
Total assets	23,560,573	27,393,755
Hainan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	10,084,944	43,820,016
Cost of revenue	(5,503,574)	(31,764,435)
Hainan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Hainan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	7,288	0
Cost of revenue	(226)	(2,192)
Hunan [Member]
Segment Reporting Information
Real estate lease income (loss)	741,527	135,279
Total revenue	28,989,921	158,657,679
Cost of real estate lease income	(1,046,888)	(1,693,085)
Total cost of revenue	(5,728,560)	(112,401,205)
Gross profit	23,261,361	46,256,474
Operating expenses	(1,608,076)	(3,991,323)
Gain on disposal of property held for lease	0
Operating income	21,653,285	42,265,151
Interest income	38,096	182,529
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	0	0
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	43,576	(17,844)
Income from operations before income taxes	21,734,957	42,429,836
Income tax benefit/(expense)	(14,391,424)	(16,123,072)
Net income /(loss)	7,343,533	26,306,764
Depreciation and amortization	174,291	1,668,279
Capital expenditure	0	44,058
Real estate properties development completed		7,540,854
Real estate properties under development		6,433,260
Real estate properties development completed and under development	12,433,669
Real estate properties held for lease	66,684,905	60,967,850
Total long-lived assets	75,248,369	62,686,470
Total assets	92,009,978	107,134,983
Hunan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	27,721,542	157,938,663
Cost of revenue	(4,404,236)	(110,346,111)
Hunan [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	(4,957)	0
Hunan [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	526,852	583,737
Cost of revenue	(272,479)	(362,009)
Shanghai [Member]
Segment Reporting Information
Real estate lease income (loss)	772,402	2,920,280
Total revenue	124,101,245	283,474,831
Cost of real estate lease income	(736,537)	(2,565,142)
Total cost of revenue	(93,933,974)	(204,269,639)
Gross profit	30,167,271	79,205,192
Operating expenses	(10,679,950)	(18,080,374)
Gain on disposal of property held for lease	0
Operating income	19,487,321	61,124,818
Interest income	2,068,141	306,228
Interest expense	(987,612)	(1,066,270)
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	7,795,833	(613,155)
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	(415,481)	47,762
Income from operations before income taxes	27,948,202	59,799,383
Income tax benefit/(expense)	(39,723,025)	(28,043,624)
Net income /(loss)	(11,774,823)	31,755,759
Depreciation and amortization	2,556,696	2,622,483
Capital expenditure	15,874	2,579
Real estate properties development completed		106,796,363
Real estate properties under development		123,381,923
Real estate properties development completed and under development	215,890,331
Real estate properties held for lease	35,512,059	40,675,960
Total long-lived assets	133,733,839	183,400,846
Total assets	751,266,943	752,136,052
Shanghai [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	120,260,357	279,731,401
Cost of revenue	(93,074,146)	(201,704,497)
Shanghai [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Shanghai [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	3,068,486	823,150
Cost of revenue	(123,291)	0
Shaanxi [Member]
Segment Reporting Information
Real estate lease income (loss)	2,353,682	3,301,027
Total revenue	15,588,171	13,002,066
Cost of real estate lease income	(1,623,994)	(2,913,152)
Total cost of revenue	(18,062,954)	(9,984,966)
Gross profit	(2,474,783)	3,017,100
Operating expenses	(4,061,452)	(5,808,638)
Gain on disposal of property held for lease	0
Operating income	(6,536,235)	(2,791,538)
Interest income	8,130	12,795
Interest expense	0	(138,107)
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	67,698	0
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	289,746	(199,670)
Income from operations before income taxes	(6,170,661)	(3,116,520)
Income tax benefit/(expense)	589,659	2,210,548
Net income /(loss)	(5,581,002)	(905,972)
Depreciation and amortization	20,375	1,873,910
Capital expenditure	0	16,761
Real estate properties development completed		43,103,208
Real estate properties under development		162,947,850
Real estate properties development completed and under development	224,821,947
Real estate properties held for lease	96,083,662	91,474,049
Total long-lived assets	105,461,495	100,419,560
Total assets	362,198,503	338,107,052
Shaanxi [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	10,991,930	6,917,948
Cost of revenue	(14,731,175)	(6,510,485)
Shaanxi [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	2,358,631	2,783,091
Cost of revenue	(1,707,785)	(561,329)
Shaanxi [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	(116,072)	0
Cost of revenue	0	0
US subsidiaries [Member]
Segment Reporting Information
Real estate lease income (loss)	4,723,438	893,982
Total revenue	6,256,475	1,940,073
Cost of real estate lease income	(3,740,076)	(1,348,218)
Total cost of revenue	(4,518,739)	(2,792,781)
Gross profit	1,737,736	(852,708)
Operating expenses	(6,198,996)	(9,414,601)
Operating income	(4,461,260)	(10,267,309)
Interest income	41,143	48,285
Interest expense	(5,316,337)	(3,472,559)
Net realized gain on short-term investments		0
Share of (loss)/gain in equity investee		0
Net loss on debt extinguishment		0
Exchange loss		0
Unrealized income on short-term investments		0
Other income/ (loss)		0
Income from operations before income taxes	(9,736,454)	(13,691,583)
Income tax benefit/(expense)		2,921,151
Net income /(loss)	(9,736,454)	(10,770,432)
Depreciation and amortization	46,680	1,665,384
Capital expenditure		3,579,071
Real estate properties development completed		1,201,783
Real estate properties under development		230,860,737
Real estate properties development completed and under development	283,124,970
Real estate properties held for lease	157,975,249	162,599,274
Total long-lived assets	171,374,723	176,115,157
Total assets	474,896,649	439,770,834
US subsidiaries [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	927,700	750,000
Cost of revenue	(778,663)	(1,444,563)
US subsidiaries [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0
Cost of revenue		0
US subsidiaries [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	605,337	296,091
Cost of revenue		0
Guangdong [Member]
Segment Reporting Information
Real estate lease income (loss)		0
Total revenue	47,787,761	9,738,197
Cost of real estate lease income		0
Total cost of revenue	(34,037,084)	(6,821,557)
Gross profit	13,750,677	2,916,640
Operating expenses	(3,423,234)	(1,966,796)
Operating income	10,327,443	949,844
Interest income	44,417	13,533
Interest expense		0
Net realized gain on short-term investments		0
Share of (loss)/gain in equity investee	(1,602,617)	(2,903,841)
Net loss on debt extinguishment		0
Exchange loss		0
Unrealized income on short-term investments		0
Other income/ (loss)	52,058	(289,485)
Income from operations before income taxes	8,821,301	(2,229,949)
Income tax benefit/(expense)	(9,482,301)	(1,017,315)
Net income /(loss)	(661,000)	(3,247,264)
Depreciation and amortization	17,042	41,616
Capital expenditure		0
Real estate properties development completed		0
Real estate properties under development		372,170,620
Real estate properties development completed and under development	395,376,646
Real estate properties held for lease		0
Total long-lived assets	23,549,642	18,237,255
Total assets	478,343,726	414,319,137
Guangdong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	47,787,761	9,738,197
Cost of revenue	(34,034,932)	(6,821,557)
Guangdong [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue		0
Cost of revenue		0
Guangdong [Member] | Other revenue [Member]
Segment Reporting Information
Revenue		0
Cost of revenue	(2,152)	0
Hubei [Member]
Segment Reporting Information
Real estate lease income (loss)	0	0
Total revenue	0	0
Cost of real estate lease income	(19,723)	0
Total cost of revenue	(43,339)	(23,397)
Gross profit	(43,339)	(23,397)
Operating expenses	(1,391,277)	(3,429,583)
Gain on disposal of property held for lease	0
Operating income	(1,434,616)	(3,452,980)
Interest income	885	1,695
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	0	0
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	12,620	0
Income from operations before income taxes	(1,421,111)	(3,451,285)
Income tax benefit/(expense)	(2,458,177)	704,284
Net income /(loss)	(3,879,288)	(2,747,001)
Depreciation and amortization	1,234,539	46,012
Capital expenditure	0	4,821
Real estate properties development completed		0
Real estate properties under development		141,707,492
Real estate properties development completed and under development	165,423,590
Real estate properties held for lease	0	0
Total long-lived assets	566,337	934,102
Total assets	175,174,331	148,165,478
Hubei [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	(23,616)	(23,397)
Hubei [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Hubei [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Liaoning [Member]
Segment Reporting Information
Real estate lease income (loss)	0	0
Total revenue	49,168,045	18,621,886
Cost of real estate lease income	0	0
Total cost of revenue	(38,572,816)	(13,440,458)
Gross profit	10,595,229	5,181,428
Operating expenses	(4,897,483)	(2,801,220)
Gain on disposal of property held for lease	0
Operating income	5,697,746	2,380,208
Interest income	31,849	13,240
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	0	0
Net loss on debt extinguishment	0	0
Exchange loss	0	0
Unrealized income on short-term investments	0	0
Other income/ (loss)	7,341	64,155
Income from operations before income taxes	5,736,936	2,457,603
Income tax benefit/(expense)	(2,591,042)	(717,299)
Net income /(loss)	3,145,894	1,740,304
Depreciation and amortization	232,220	16,987
Capital expenditure	376,871	25,188
Real estate properties development completed		0
Real estate properties under development		58,153,297
Real estate properties development completed and under development	52,622,159
Real estate properties held for lease	0	0
Total long-lived assets	930,819	1,084,510
Total assets	73,164,781	73,223,300
Liaoning [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	49,168,045	18,621,886
Cost of revenue	(38,572,816)	(13,440,458)
Liaoning [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Liaoning [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Property Management [Member]
Segment Reporting Information
Real estate lease income (loss)	0	483,944
Total revenue	89,047,451	58,798,108
Cost of real estate lease income	0	0
Total cost of revenue	(54,427,858)	(36,735,908)
Gross profit	34,619,593	22,062,200
Operating expenses	(9,390,896)	(7,076,960)
Gain on disposal of property held for lease	0
Operating income	25,228,697	14,985,240
Interest income	755,677	681,464
Interest expense	(5,708)	0
Net realized gain on short-term investments	0	0
Share of (loss)/gain in equity investee	(152,121)	(630,775)
Net loss on debt extinguishment	0	0
Exchange loss	100,523	(236,736)
Unrealized income on short-term investments	0	0
Other income/ (loss)	934,711	124,295
Income from operations before income taxes	26,861,779	14,923,488
Income tax benefit/(expense)	(8,191,925)	(241,601)
Net income /(loss)	18,669,854	14,681,887
Depreciation and amortization	0	189,503
Capital expenditure	1	352,073
Real estate properties development completed		0
Real estate properties under development		0
Real estate properties development completed and under development	0
Real estate properties held for lease	0	0
Total long-lived assets	9,062,110	8,335,524
Total assets	160,332,607	106,315,123
Property Management [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	567,819	0
Cost of revenue	(505,804)	0
Property Management [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	81,243,298	57,126,216
Cost of revenue	(47,036,367)	(35,611,790)
Property Management [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	7,236,334	1,187,948
Cost of revenue	(6,885,687)	(1,124,118)
Others [Member]
Segment Reporting Information
Real estate lease income (loss)	37,369	55,979
Total revenue	1,800,589	4,094,076
Cost of real estate lease income	(798)	(46,792)
Total cost of revenue	(464,169)	(8,651,267)
Gross profit	1,336,420	(4,557,191)
Operating expenses	(27,707,634)	(28,409,288)
Gain on disposal of property held for lease	0
Operating income	(26,371,214)	(32,966,479)
Interest income	3,179,879	4,679,756
Interest expense	(83,523,901)	(83,834,109)
Net realized gain on short-term investments	4,869,494	2,891,564
Share of (loss)/gain in equity investee	2,975,328	1,024,021
Net loss on debt extinguishment	(1,843,306)	(536,011)
Exchange loss	(5,181,569)	(19,664,136)
Unrealized income on short-term investments	0	(1,623,814)
Other income/ (loss)	1,010,890	269,928
Income from operations before income taxes	(104,884,399)	(129,759,280)
Income tax benefit/(expense)	433,866	(382,837)
Net income /(loss)	(104,450,533)	(130,142,117)
Depreciation and amortization	0	75,938
Capital expenditure	0	119,575
Real estate properties development completed		0
Real estate properties under development		27,488,080
Real estate properties development completed and under development	33,885,876
Real estate properties held for lease	412,731	462,599
Total long-lived assets	365,609,346	79,010,347
Total assets	428,665,624	191,559,175
Others [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	0	129,387
Cost of revenue	0	(1,751,402)
Others [Member] | Real estate management services income [Member]
Segment Reporting Information
Revenue	0	0
Cost of revenue	0	0
Others [Member] | Other revenue [Member]
Segment Reporting Information
Revenue	1,763,220	3,908,710
Cost of revenue	$ (463,371)	$ (6,853,073)